Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in value of plan assets
Balance, beginning of year	$ 4,162
Balance, end of year	3,468	$ 4,162
Other assets (Note 9)	274	259
Other liabilities (Note 16)	(423)	(740)
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,922	3,995
Service costs	106	109
Employee contributions	18	18
Interest costs	114	98
Benefits paid	(195)	(170)
Actuarial gains	(1,026)	(111)
Past service costs (credits)/plan amendments	0	(2)
Foreign currency translation	124	(15)
Balance, end of year	3,063	3,922
Change in value of plan assets
Balance, beginning of year	3,722	3,528
Actual return on plan assets	(651)	291
Benefits paid	(187)	(158)
Employee contributions	18	18
Employer contributions	54	55
Foreign currency translation	123	(12)
Balance, end of year	3,079	3,722
Funded status	16	(200)
Other assets (Note 9)	188	204
Other current liabilities (Note 13)	(15)	(13)
Other liabilities (Note 16)	(157)	(391)
Net liabilities	16	(200)
Accumulated benefit obligation	2,818	3,586
OPEB Plans
Change in benefit obligation
Balance, beginning of year	747	789
Service costs	35	35
Employee contributions	3	2
Interest costs	21	19
Benefits paid	(29)	(25)
Actuarial gains	(225)	(70)
Past service costs (credits)/plan amendments	1	0
Foreign currency translation	29	(3)
Balance, end of year	582	747
Change in value of plan assets
Balance, beginning of year	440	391
Actual return on plan assets	(77)	48
Benefits paid	(24)	(21)
Employee contributions	3	2
Employer contributions	19	22
Foreign currency translation	28	(2)
Balance, end of year	389	440
Funded status	(193)	(307)
Other assets (Note 9)	86	55
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(266)	(349)
Net liabilities	$ (193)	$ (307)